Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 305,543,855.90
Previously Paid Amount	0.00
Total Fee Amount	42,195.61
Total Offset Amount	0.00
Net Fee	$ 42,195.61
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A